Condensed Consolidated Income Statement - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Profit or loss [abstract]
Revenue	$ 662.8	$ 315.2	$ 1,064.8	$ 644.3	$ 1,339.5
Port expenses, bunkers, commissions, and other cost of goods and services sold	(150.0)	(104.9)	(264.5)	(215.3)	(421.6)
Operating expenses	(72.6)	(64.3)	(140.3)	(130.7)	(252.4)
Profit from sale of vessels	0.0	5.4	4.0	14.9	19.0
Administrative expenses	(24.2)	(24.5)	(47.2)	(50.5)	(113.8)
Other operating income and expenses	(0.4)	(0.1)	(0.3)	(0.3)	0.1
Depreciation and amortization	(60.5)	(52.2)	(120.1)	(105.4)	(214.5)
Operating profit (EBIT)	355.1	74.6	496.4	157.0	356.3
Financial income	2.3	3.6	3.9	7.5	13.3
Financial expenses	(18.3)	(17.8)	(37.2)	(35.7)	(74.4)
Profit before tax	339.1	60.4	463.1	128.8	295.2
Tax	(0.8)	(1.7)	(2.4)	(7.2)	(9.2)
Net profit for the period	338.3	58.7	460.7	121.6	286.0
Net profit for the period attributable to:
TORM plc shareholders	338.3	58.6	460.7	120.9	285.3
Non-controlling interest	0.0	0.1	0.0	0.7	0.7
Net profit for the period	$ 338.3	$ 58.7	$ 460.7	$ 121.6	$ 286.0
Earnings per share
Basic earnings per share (in USD per share)	$ 3.31	$ 0.60	$ 4.52	$ 1.24	$ 2.91
Diluted earnings per share (in USD per share)	$ 3.25	$ 0.58	$ 4.43	$ 1.20	$ 2.85